Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

12.  Quarterly Financial Data (Unaudited) (1)

The following is a summary of the quarterly results of operations for the years ended December 31, 2018 and 2017:

	2018 Quarters Ended
	March 31	June 30	September 30	December 31
Expenses:
Research and development expenses	$11,000	$7,962	$7,467	$3,240
General and administrative expenses	2,688	2,196	2,160	2,346
Total expenses	13,688	10,158	9,627	5,586
Loss from operations	(13,688)	(10,158)	(9,627)	(5,586)
Other income, net	131	143	196	171
Net loss	$(13,557)	$(10,015)	$(9,431)	$(5,415)

Net loss per share:
Basic and Diluted	$(0.62)	$(0.43)	$(0.39)	$(0.23)
Weighted average shares outstanding:
Basic and Diluted	21,967,805	23,288,691	24,045,992	24,051,844

	2017 Quarters Ended
	March 31	June 30	September 30	December 31
Expenses:
Research and development expenses	$4,193	$4,448	$5,914	$6,912
General and administrative expenses	2,087	1,997	2,617	2,487
Total expenses	6,280	6,445	8,531	9,399
Loss from operations	(6,280)	(6,445)	(8,531)	(9,399)
Other income, net	27	40	27	122
Net loss	$(6,253)	$(6,405)	$(8,504)	$(9,277)

Net loss per share:
Basic and Diluted	$(0.39)	$(0.40)	$(0.53)	$(0.43)
Weighted average shares outstanding:
Basic and Diluted	16,018,342	16,041,923	16,115,835	21,541,909

(1)The sum of quarterly earnings per share amounts may not equal the annual amounts as the quarterly amounts are computed independently for each quarter while the full year is based on the annual weighted average shares outstanding.